Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Deficit (Parentheticals)	10 Months Ended
Dec. 31, 2024 shares
Statement of Stockholders' Equity [Abstract]
Number of warrants sold (in Shares)	5,000,000